UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22927

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders

April 30, 2023

PDBA   Invesco Agriculture Commodity Strategy No K-1 ETF

EVMT   Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF

PDBC   Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)

April 30, 2023

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-14.37%
U.S. Treasury Bills-14.37%(b)
4.68%, 05/18/2023(c)	$1,000,000	$997,950
5.08%, 07/20/2023	1,000,000	989,122

Total U.S. Treasury Securities (Cost $1,986,462)		1,987,072

	Shares
Money Market Funds-85.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.77%(d)(e)	10,228,675	10,228,675

	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.93%(d)(e)	1,548,931	$1,548,931

Total Money Market Funds (Cost $11,777,606)		11,777,606

TOTAL INVESTMENTS IN SECURITIES-99.52% (Cost $13,764,068)		13,764,678
OTHER ASSETS LESS LIABILITIES-0.48%		66,208

NET ASSETS-100.00%		$13,830,886

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$997,950 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2I.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$12,191,351	$729,102	$(2,691,778)	$-	$-	$10,228,675	$238,084
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	189,671	8,504,925	(7,145,665)	-	-	1,548,931	24,843

Total	$12,381,022	$9,234,027	$(9,837,443)	$-	$-	$11,777,606	$262,927

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	5	August-2023	$576,813	$24,122	$24,122
Cocoa	59	July-2023	1,732,830	34,204	34,204
Coffee ’C’	24	July-2023	1,673,550	46,604	46,604
Corn	46	September-2023	1,216,125	(234,954)	(234,954)
Cotton No. 2	14	July-2023	565,600	(11,465)	(11,465)
KC Wheat	18	July-2023	698,625	(115,155)	(115,155)
Lean Hogs	24	June-2023	880,320	(80,483)	(80,483)
Live Cattle	27	June-2023	1,787,130	52,975	52,975
Soybean	24	November-2023	1,516,200	(112,690)	(112,690)
Sugar No. 11	87	October-2023	2,534,414	659,187	659,187
Wheat	19	July-2023	602,062	(179,673)	(179,673)

Total Futures Contracts				$82,672	$82,672

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Risk Allocation* (% of the Fund’s Net Assets)

as of April 30, 2023

Asset Class	Risk Contribution by Agriculture Commodity
Commodities
	Sugar	18.33%
	Live Cattle	12.92
	Cocoa	12.53
	Coffee	12.10
	Soybeans	10.96
	Corn	8.79
	Lean Hogs	6.37
	KC Wheat	5.05
	Wheat	4.35
	Feeder Cattle	4.17
	Cotton	4.09

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)

April 30, 2023

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-15.70%
U.S. Treasury Bills-15.70%(b)
5.08%, 07/20/2023(c) (Cost $2,076,257)	$2,100,000	$2,077,157

	Shares
Money Market Funds-81.89%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.77%(d)(e)	10,468,840	10,468,840
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.93%(d)(e)	361,741	361,741

Total Money Market Funds (Cost $10,830,581)		10,830,581

TOTAL INVESTMENTS IN SECURITIES-97.59% (Cost $12,906,838)		12,907,738
OTHER ASSETS LESS LIABILITIES-2.41%		318,292

NET ASSETS-100.00%		$13,226,030

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$2,077,157 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2I.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,618,353	$5,427,633	$(10,577,146)	$-	$-	$10,468,840	$340,410
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	-	9,100,431	(8,738,690)	-	-	361,741	14,156

Total	$15,618,353	$14,528,064	$(19,315,836)	$-	$-	$10,830,581	$354,566

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	55	September-2023	$1,812,749	$(407,908)	$(407,908)
LME Copper	16	June-2023	3,437,200	(159,688)	(159,688)
LME Nickel	33	June-2023	4,797,342	101,193	101,193
LME Primary Aluminum	41	June-2023	2,402,600	1,550	1,550
SGX Iron Ore 62%	64	June-2023	652,544	(88,364)	(88,364)

Total Futures Contracts				$(553,217)	$(553,217)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Risk Allocation* (% of the Fund’s Net Assets)

as of April 30, 2023

Asset Class	Risk Contribution by Base Metal
Commodities

	Nickel	36.27%

	Copper	25.98

	Aluminum	18.30

	Cobalt	13.71

	Iron Ore	4.93

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

April 30, 2023

(Unaudited)

Consolidated Schedule of Investments(a)

	Principal Amount	Value
U.S. Treasury Securities-72.10%
U.S. Treasury Bills-72.10%(b)
4.62%, 05/25/2023	$1,700,000,000	$1,695,193,250
4.58%, 06/08/2023(c)	350,000,000	348,240,060
5.07%, 07/27/2023	1,700,000,000	1,679,704,839

Total U.S. Treasury Securities (Cost $3,722,009,993)		3,723,138,149

	Shares
Money Market Funds-23.79%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.77%(d)(e)	703,004,688	703,004,688

	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.93%(d)(e)	525,630,971	$525,630,971

Total Money Market Funds (Cost $1,228,635,659)		1,228,635,659

TOTAL INVESTMENTS IN SECURITIES-95.89% (Cost $4,950,645,652)		4,951,773,808
OTHER ASSETS LESS LIABILITIES-4.11%		212,505,360

NET ASSETS-100.00%		$5,164,279,168

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$174,120,030 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2I.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,584,878,270	$1,912,175,592	$(3,794,049,174)	$-	$-	$703,004,688	$50,376,895
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	911,378,577	2,650,482,418	(3,036,230,024)	-	-	525,630,971	13,785,134

Total	$3,496,256,847	$4,562,658,010	$(6,830,279,198)	$-	$-	$1,228,635,659	$64,162,029

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,287	February-2024	$99,459,360	$(3,855,688)	$(3,855,688)
Corn	1,631	September-2023	43,119,562	(4,395,633)	(4,395,633)
Gasoline RBOB	752	January-2024	67,596,077	(3,340,624)	(3,340,624)
Gold	423	June-2023	84,561,930	4,124,445	4,124,445
LME Copper	186	December-2023	40,003,950	(1,036,632)	(1,036,632)
LME Primary Aluminum	601	July-2023	35,380,119	476,856	476,856
LME Zinc	527	August-2023	34,900,575	(5,522,173)	(5,522,173)
Natural Gas	745	March-2024	25,873,850	675,862	675,862

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2023

(Unaudited)

Open Futures Contracts–(continued)
Long Futures Contracts–(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
NY Harbor ULSD	824	June-2023	$82,266,677	$(8,701,527)	$(8,701,527)
Silver	174	July-2023	21,946,620	(72,990)	(72,990)
Soybean	739	November-2023	46,686,325	(3,629,847)	(3,629,847)
Sugar No. 11	2,660	July-2023	78,501,920	16,522,720	16,522,720
Wheat	1,186	July-2023	37,581,375	(6,396,517)	(6,396,517)
WTI Crude Oil	1,690	January-2024	124,468,500	(4,330,700)	(4,330,700)

Total Futures Contracts				$(19,482,448)	$(19,482,448)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	May-2023	$500,000,000	$–	$(13,325,362)	$(13,325,362)
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	May-2023	725,000,000	–	(17,793,804)	(17,793,804)
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	May-2023	550,000,000	–	(14,043,386)	(14,043,386)
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	May-2023	725,000,000	–	(17,379,530)	(17,379,530)
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	May-2023	500,000,000	–	(13,437,324)	(13,437,324)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	May-2023	725,000,000	–	(17,775,728)	(17,775,728)
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	May-2023	725,000,000	–	(17,476,739)	(17,476,739)

Total - Total Return Swap Agreements							$–	$(111,231,873)	$(111,231,873)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $328,142,760.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2023

(Unaudited)

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Gloabl Markets Limited Commodity Index
	Long Futures Contracts

	WTI Crude Oil	14.70%

	Brent Crude Oil	11.53

	Heating Oil	10.50

	Gold	10.16

	Sugar	9.47

	RBOB Gasoline	8.87

	Soybean	5.72

	Corn	5.27

	Copper	4.95

	Wheat	4.62

	Aluminium	4.53

	Zinc	4.31

	Natural Gas	2.82

	Silver	2.55

	Total	100.00%

Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts

	WTI Crude Oil	14.65%

	Brent Crude Oil	11.59

	Heating Oil	10.60

	Gold	10.13

	Sugar	9.45

	RBOB Gasoline	8.85

	Soybean	5.71

	Corn	5.25

	Copper	5.00

	Aluminium	4.64

	Wheat	4.61

	Zinc	4.30

	Natural Gas	2.77

	Silver	2.45

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2023

(Unaudited)

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
JPMorgan Excess Return JMCUINVE Index

	Long Futures Contracts

	WTI Crude Oil	14.66%

	Brent Crude Oil	11.63

	Heating Oil	10.49

	Gold	10.14

	Sugar	9.46

	RBOB Gasoline	8.86

	Soybean	5.72

	Corn	5.26

	Copper	4.95

	Wheat	4.62

	Aluminium	4.52

	Zinc	4.31

	Natural Gas	2.83

	Silver	2.55

	Total	100.00%

Macquarie MQCP322E Managed Futures Index

	Long Futures Contracts

	WTI Crude Oil	14.79%

	Brent Crude Oil	11.51

	Heating Oil	10.64

	Gold	10.13

	Sugar	9.45

	RBOB Gasoline	8.84

	Soybean	5.71

	Corn	5.25

	Copper	4.94

	Wheat	4.61

	Aluminium	4.52

	Zinc	4.30

	Natural Gas	2.77

	Silver	2.54

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2023

(Unaudited)

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index

	Long Futures Contracts

	WTI Crude Oil	14.80%

	Brent Crude Oil	11.50

	Heating Oil	10.50

	Gold	10.00

	Sugar	9.40

	RBOB Gasoline	8.90

	Soybean	5.80

	Corn	5.30

	Copper	5.00

	Aluminium	4.60

	Wheat	4.60

	Zinc	4.40

	Natural Gas	2.80

	Silver	2.40

	Total	100.00%

Morgan Stanley MSCYIZ01 Index

	Long Futures Contracts

	WTI Crude Oil	14.75%

	Brent Crude Oil	11.52

	Heating Oil	10.65

	Gold	10.13

	Sugar	9.45

	RBOB Gasoline	8.85

	Soybean	5.71

	Corn	5.25

	Copper	4.94

	Wheat	4.61

	Aluminium	4.52

	Zinc	4.30

	Natural Gas	2.78

	Silver	2.54

	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

12

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)–(continued)

April 30, 2023

(Unaudited)

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index

	Long Futures Contracts

	WTI Crude Oil	14.65%

	Brent Crude Oil	11.52

	Heating Oil	10.67

	Gold	10.13

	Sugar	9.45

	RBOB Gasoline	8.90

	Soybean	5.71

	Corn	5.25

	Copper	4.94

	Wheat	4.61

	Aluminium	4.52

	Zinc	4.30

	Natural Gas	2.81

	Silver	2.54

	Total	100.00%

Portfolio Composition

Risk Allocation* (% of the Fund’s Net Assets)

as of April 30, 2023

Asset Class	Risk Contribution by Sector
Commodities

	Energy	48.47%

	Agriculture	25.03

	Base Metals	13.75

	Precious Metals	12.68

*	Based on notional value of futures contracts.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

13

Consolidated Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Assets:
Unaffiliated investments in securities, at value	$1,987,072	$2,077,157	$3,723,138,149
Affiliated investments in securities, at value	11,777,606	10,830,581	1,228,635,659
Cash	987,159	-	2,748
Deposits with brokers:
Cash collateral-futures contracts	-	2,854	-
Cash collateral-OTC derivatives	-	-	328,142,760
Receivable for:
Dividends	45,570	54,764	11,080,513
Variation margin on non-LME futures contracts	25,600	-	23,234,486
LME futures contracts	-	464,593	-

Total assets	14,823,007	13,429,949	5,314,234,315

Liabilities:
Other investments:
Unrealized depreciation on LME futures contracts	-	56,945	6,081,949
Unrealized depreciation on swap agreements – OTC	-	-	111,231,873
Payable for:
Variation margin on non-LME futures contracts	-	13,388	-
Investments purchased	987,159	-	75
Fund shares repurchased	-	-	15,542,125
LME futures contracts	-	127,122	14,839,640
Accrued unitary management fees	4,962	6,464	2,259,485

Total liabilities	992,121	203,919	149,955,147

Net Assets	$13,830,886	$13,226,030	$5,164,279,168

Net assets consist of:
Shares of beneficial interest	$13,098,075	$12,126,627	$5,626,559,965
Distributable earnings (loss)	732,811	1,099,403	(462,280,797)

Net Assets	$13,830,886	$13,226,030	$5,164,279,168

Shares outstanding (unlimited amount authorized, $0.01 par value)	450,001	600,001	365,504,000
Net asset value	$30.74	$22.04	$14.13

Market price	$30.75	$22.08	$14.15

Unaffiliated investments in securities, at cost	$1,986,462	$2,076,257	$3,722,009,993

Affiliated investments in securities, at cost	$11,777,606	$10,830,581	$1,228,635,659

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

14

Consolidated Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Investment income:
Unaffiliated interest income	$41,836	$73,603	$60,107,535
Unaffiliated dividend income	-	-	1,457
Affiliated dividend income	262,927	354,566	64,162,029

Total investment income	304,763	428,169	124,271,021

Expenses:
Unitary management fees	42,076	60,860	18,303,222

Less: Waivers	(10,839)	(14,771)	(2,616,125)

Net expenses	31,237	46,089	15,687,097

Net investment income	273,526	382,080	108,583,924

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(15)	453	(21,671)
Futures contracts	126,009	1,149,614	(165,213,721)
Swap agreements	-	-	(274,612,044)

Net realized gain (loss)	125,994	1,150,067	(439,847,436)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,720	1,925	5,003,268
Futures contracts	401,102	168,332	1,568,771
Swap agreements	-	-	(95,791,185)

Change in net unrealized appreciation (depreciation)	402,822	170,257	(89,219,146)

Net realized and unrealized gain (loss)	528,816	1,320,324	(529,066,582)

Net increase (decrease) in net assets resulting from operations	$802,342	$1,702,404	$(420,482,658)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

15

Consolidated Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco		Invesco Electric
	Agriculture		Vehicle Metals		Invesco Optimum Yield
	Commodity Strategy		Commodity Strategy		Diversified Commodity Strategy
	No K-1 ETF (PDBA)		No K-1 ETF (EVMT)		No K-1 ETF (PDBC)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2023	2022(a)	2023	2022(b)	2023	2022
Operations:
Net investment income	$273,526	$49,875	$382,080	$130,995	$108,583,924	$26,862,313
Net realized gain (loss)	125,994	(110,107)	1,150,067	(7,818,012)	(439,847,436)	921,134,583
Change in net unrealized appreciation (depreciation)	402,822	(319,540)	170,257	(722,574)	(89,219,146)	(214,225,727)

Net increase (decrease) in net assets resulting from operations	802,342	(379,772)	1,702,404	(8,409,591)	(420,482,658)	733,771,169

Distributions to Shareholders from:
Distributable earnings.	(110,000)	-	(190,998)	-	(777,674,971)	(2,084,525,510)

Shareholder Transactions:
Proceeds from shares sold	-	16,422,174	-	30,264,440	623,033,568	4,660,180,327
Value of shares repurchased	(1,455,374)	(1,448,484)	(6,875,815)	(3,264,410)	(1,618,015,867)	(2,837,745,272)

Net increase (decrease) in net assets resulting from share transactions	(1,455,374)	14,973,690	(6,875,815)	27,000,030	(994,982,299)	1,822,435,055

Net increase (decrease) in net assets	(763,032)	14,593,918	(5,364,409)	18,590,439	(2,193,139,928)	471,680,714

Net assets:
Beginning of period	14,593,918	-	18,590,439	-	7,357,419,096	6,885,738,382

End of period	$13,830,886	$14,593,918	$13,226,030	$18,590,439	$5,164,279,168	$7,357,419,096

Changes in Shares Outstanding:
Shares sold	-	550,001	-	1,050,001	42,200,000	281,000,000
Shares repurchased	(50,000)	(50,000)	(300,000)	(150,000)	(108,800,000)	(160,300,000)
Shares outstanding, beginning of period	500,001	-	900,001	-	432,104,000	311,404,000

Shares outstanding, end of period	450,001	500,001	600,001	900,001	365,504,000	432,104,000

(a) For the period August 24, 2022 (commencement of investment operations) through October 31, 2022.

(b) For the period April 25, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

16

Consolidated Financial Highlights

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)

			For the Period
	Six Months Ended		August 22, 2022(a)
	April 30,		Through
	2023		October 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$29.19		$30.00

Net investment income(b)	0.56		0.13
Net realized and unrealized gain (loss) on investments	1.21		(0.94)

Total from investment operations	1.77		(0.81)

Distributions to shareholders from:
Net investment income	(0.22)		-

Net asset value at end of period	$30.74		$29.19

Market price at end of period(c)	$30.75		$29.18

Net Asset Value Total Return(d)	6.11%		(2.70	)%(e)
Market Price Total Return(d)	6.18%		(2.73	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,831		$14,594
Ratio to average net assets of:
Expenses, after Waivers(f)	0.44	%(g)	0.43	%(g)
Expenses, prior to Waivers(f)	0.59	%(g)	0.59	%(g)
Net investment income	3.84	%(g)	2.31	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 24, 2022, the first day of trading on the exchange) to October 31, 2022 was (3.41)%. The market price total return from Fund Inception to October 31, 2022 was (3.57)%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

17

Consolidated Financial Highlights–(continued)

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)

			For the Period
	Six Months Ended		April 25, 2022(a)
	April 30,		Through
	2023		October 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.66		$30.00

Net investment income(b)	0.43		0.15
Net realized and unrealized gain (loss) on investments	1.16		(9.49)

Total from investment operations	1.59		(9.34)

Distributions to shareholders from:
Net investment income.	(0.21)		-

Net asset value at end of period	$22.04		$20.66

Market price at end of period(c)	$22.08		$20.70

Net Asset Value Total Return(d)	7.65%		(31.13	)%(e)
Market Price Total Return(d)	7.63%		(31.00	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,226		$18,590
Ratio to average net assets of:
Expenses, after Waivers(f)	0.45	%(g)	0.45	%(g)
Expenses, prior to Waivers(f)	0.59	%(g)	0.59	%(g)
Net investment income	3.70	%(g)	1.21	%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 27, 2022, the first day of trading on the exchange) to October 31, 2022 was (31.50)%. The market price total return from Fund Inception to October 31, 2022 was (32.09)%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

18

Consolidated Financial Highlights–(continued)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$17.03		$22.11	$13.24		$15.90	$17.78		$17.44

Net investment income (loss)(a)	0.26		0.06	(0.10)		0.02	0.27		0.22
Net realized and unrealized gain (loss) on investments	(1.23)		2.01	8.97		(2.45)	(2.00)		0.79

Total from investment operations	(0.97)		2.07	8.87		(2.43)	(1.73)		1.01

Distributions to shareholders from:
Net investment income	(1.93)		(7.15)	(0.00	)(b)	(0.23)	(0.15)		(0.67)

Net asset value at end of period	$14.13		$17.03	$22.11		$13.24	$15.90		$17.78

Market price at end of period(c)	$14.15		$17.01	$22.12		$13.22	$15.89		$17.76

Net Asset Value Total Return(d)	(5.86)%		18.62%	67.01%		(15.55)%	(9.66)%		6.04%
Market Price Total Return(d)	(5.64)%		18.40%	67.34%		(15.63)%	(9.63)%		5.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,164,279		$7,357,419	$6,885,738		$2,439,770	$1,655,119		$2,503,340
Ratio to average net assets of:
Expenses, after Waivers(e)	0.51	%(f)	0.55%	0.57%		0.50%	0.57	%(g)	0.57%
Expenses, prior to Waivers(e)	0.59	%(f)	0.59%	0.59%		0.59%	0.60	%(g)	0.59%
Net investment income (loss)	3.50	%(f)	0.36%	(0.53)%		0.15%	1.65	%(g)	1.20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

19

Notes to Consolidated Financial Statements

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a “Subsidiary”) organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	"Agriculture Commodity Strategy No K-1 ETF"	Invesco PDBA Cayman Ltd.

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	"Electric Vehicle Metals Commodity Strategy No K-1 ETF"	Invesco Electric Vehicle Metals Commodity Strategy No K-1 Cayman Ltd.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)	"Optimum Yield Diversified Commodity Strategy No K-1 ETF"	Invesco Optimum Yield Diversified Commodity Strategy No K-1 Cayman Ltd.

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

Each Fund’s investment objective is to seek long-term capital appreciation. Agriculture Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the agriculture markets through investment in its Subsidiary. Electric Vehicle Metals Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the metals markets through investment in its Subsidiary. Optimum Yield Diversified Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the commodities markets through investment in its Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

20

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Total return swap agreements are valued on a daily basis in accordance with the agreements, using observable inputs, such as valuation indications provided by index providers, whenever available. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

21

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.

Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

22

All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Futures Contracts - The Subsidiaries invest in commodity-linked futures contracts that generally are representative of the components of each Fund’s respective benchmark index. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.

For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, each Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Fund’s benchmark index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

J.

Swap Agreements - The Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes (e.g., to gain exposure to commodities or commodity-related futures) or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets

23

and Liabilities and may be referred to as upfront payments. The Funds accrue for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Commodity-Linked Derivative Risk. Investments linked to the prices of commodities may be considered speculative. Each Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

Commodity Pool Risk. Each Subsidiary’s investments in futures contracts have caused it and the Fund to be deemed commodity pools, thereby subjecting each of the Subsidiaries and the Funds to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Funds and the Subsidiaries in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Funds or the Subsidiaries. Registration as a commodity pool may have negative effects on the ability of the Funds or the Subsidiaries to engage in its planned investment program. Additionally, the Subsidiaries’ positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Funds from exceeding any applicable position limits established by the CFTC. Such actions may subject the Funds to substantial losses.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Leverage Risk. The Subsidiaries may invest in portfolio investments that can give rise to a form of economic leverage. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and

24

other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. Because each Fund (except Optimum Yield Diversified Commodity Strategy No K-1 ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Pooled Investment Vehicle Risk. The Funds face the risk that a pooled investment vehicle will not achieve its investment objective. The Funds also are subject to the risks of the underlying commodities in which the pooled vehicles invest. As a shareholder in such a vehicle, the Funds will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Funds will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk. To qualify as a regulated investment company (“RIC”), the Funds must meet certain requirements concerning the source of its income. Each Fund’s investment in its respective Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Funds may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Funds to adverse tax consequences, including a federal income tax on their net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

25

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Agriculture Commodity Strategy No K-1 ETF	0.59%

Electric Vehicle Metals Commodity Strategy No K-1 ETF	0.59%

Optimum Yield Diversified Commodity Strategy No K-1 ETF	0.59%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

Agriculture Commodity Strategy No K-1 ETF	$10,839

Electric Vehicle Metals Commodity Strategy No K-1 ETF	14,771

Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,616,125

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

26

uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Agriculture Commodity Strategy No K-1 ETF

Investments in Securities

U.S. Treasury Securities	$-	$1,987,072	$-	$1,987,072

Money Market Funds	11,777,606	-	-	11,777,606

Total Investments in Securities	11,777,606	1,987,072	-	13,764,678

Other Investments - Assets*

Futures Contracts	817,092	-	-	817,092

Other Investments - Liabilities*

Futures Contracts	(734,420)	-	-	(734,420)

Total Other Investments	82,672	-	-	82,672

Total Investments	$11,860,278	$1,987,072	$-	$13,847,350

Electric Vehicle Metals Commodity Strategy No K-1 ETF

Investments in Securities

U.S. Treasury Securities	$-	$2,077,157	$-	$2,077,157

Money Market Funds	10,830,581	-	-	10,830,581

Total Investments in Securities	10,830,581	2,077,157	-	12,907,738

Other Investments - Assets*

Futures Contracts	102,743	-	-	102,743

Other Investments - Liabilities*

Futures Contracts	(655,960)	-	-	(655,960)

Total Other Investments	(553,217)	-	-	(553,217)

Total Investments	$10,277,364	$2,077,157	$-	$12,354,521

Optimum Yield Diversified Commodity Strategy No K-1 ETF

Investments in Securities

U.S. Treasury Securities	$-	$3,723,138,149	$-	$3,723,138,149

Money Market Funds	1,228,635,659	-	-	1,228,635,659

Total Investments in Securities	1,228,635,659	3,723,138,149	-	4,951,773,808

Other Investments - Assets*

Futures Contracts	21,799,883	-	-	21,799,883

Other Investments - Liabilities*

Futures Contracts	(41,282,331)	-	-	(41,282,331)

Swap Agreements	-	(111,231,873)	-	(111,231,873)

	(41,282,331)	(111,231,873)	-	(152,514,204)

Total Other Investments	(19,482,448)	(111,231,873)	-	(130,714,321)

Total Investments	$1,209,153,211	$3,611,906,276	$-	$4,821,059,487

*	Unrealized appreciation (depreciation).

NOTE 5–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.

27

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

Value
		Electric Vehicle	Optimum Yield
	Agriculture	Metals	Diversified
	Commodity	Commodity	Commodity
	Strategy	Strategy	Strategy
	No K-1 ETF	No K-1 ETF	No K-1 ETF
	Commodity	Commodity	Commodity
Derivative Assets	Risk	Risk	Risk

Unrealized appreciation on futures contracts-Exchange-Traded(a)	$817,092	$102,743	$21,799,883

Derivatives not subject to master netting agreements	(817,092)	(102,743)	(21,799,883)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

Value
		Electric Vehicle	Optimum Yield
	Agriculture	Metals	Diversified
	Commodity	Commodity	Commodity
	Strategy	Strategy	Strategy
	No K-1 ETF	No K-1 ETF	No K-1 ETF
	Commodity	Commodity	Commodity
Derivative Liabilities	Risk	Risk	Risk

Unrealized depreciation on futures contracts-Exchange-Traded(a)	$(734,420)	$(655,960)	$(41,282,331)

Unrealized depreciation on swap agreements-OTC	-	-	(111,231,873)

Total Derivative Liabilities	(734,420)	(655,960)	(152,514,204)

Derivatives not subject to master netting agreements	734,420	655,960	41,282,331

Total Derivative Liabilities subject to master netting agreements	$-	$-	$(111,231,873)

(a)

Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities for non-LME futures contracts.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2023:

Optimum Yield Diversified Commodity Strategy No K-1 ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$–	$(13,325,362)	$(13,325,362)	$-	$13,325,362	$–

Goldman Sachs International	–	(17,793,804)	(17,793,804)	-	17,793,804	–

JPMorgan	–	(14,043,386)	(14,043,386)	-	14,043,386	–

Macquarie Bank Ltd.	–	(17,379,530)	(17,379,530)	-	17,379,530	–

Merrill Lynch International	–	(13,437,324)	(13,437,324)	-	13,437,324	–

Morgan Stanley Capital Services LLC	–	(17,775,728)	(17,775,728)	-	17,775,728	–

Royal Bank of Canada	–	(17,476,739)	(17,476,739)	-	17,476,739	–

Total	$–	$(111,231,873)	$(111,231,873)	$-	$111,231,873	$–

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2023

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
		Electric Vehicle	Optimum Yield
	Agriculture	Metals	Diversified
	Commodity	Commodity	Commodity
	Strategy	Strategy	Strategy
	No K-1 ETF	No K-1 ETF	No K-1 ETF

	Commodity
	Risk

Realized Gain (Loss):

Futures contracts	$126,009	$1,149,614	$(165,213,721)

Swap agreements	-	-	(274,612,044)

Change in Net Unrealized Appreciation (Depreciation):

Futures contracts	401,102	168,332	1,568,771

Swap agreements	-	-	(95,791,185)

Total	$527,111	$1,317,946	$(534,048,179)

The table below summarizes the average notional value of derivatives held during the period.

Average Notional Value
		Electric Vehicle	Optimum Yield
	Agriculture	Metals	Diversified
	Commodity	Commodity	Commodity
	Strategy	Strategy	Strategy
	No K-1 ETF	No K-1 ETF	No K-1 ETF
Futures contracts	$14,449,752	$57,189,933	$2,044,220,326
Swap agreements	-	-	5,171,428,571

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have capital loss carryforwards as of October 31, 2022.

NOTE 7–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Agriculture Commodity Strategy No K-1 ETF	$-	$-

Electric Vehicle Metals Commodity Strategy No K-1 ETF	-	-

Optimum Yield Diversified Commodity Strategy No K-1 ETF	-	-

29

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Agriculture Commodity Strategy No K-1 ETF	$1,136,132	$(734,420)	$401,712	$13,445,638

Electric Vehicle Metals Commodity Strategy No K-1 ETF	312,694	(655,960)	(343,266)	12,697,787

Optimum Yield Diversified Commodity Strategy No K-1 ETF	49,743,973	(152,514,204)	(102,770,231)	4,923,829,718

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Unlike most ETFs, the Funds currently effect creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Funds’ investments. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted for any otherwise permitted in-kind transaction, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Funds invests. The amount of fees and expenses incurred indirectly by the Funds will vary because the investment companies have varied expenses and fee levels and the Funds may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Funds invest in. The effect of the estimated investment companies’ expenses that the Funds bear indirectly is included in the Funds’ total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)

Actual	$1,000.00	$1,061.10	0.44%	$2.25

Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44	2.21

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)

Actual	1,000.00	1,076.50	0.45	2.32

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

31

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

Actual	$1,000.00	$ 941.40	0.51%	$2.45

Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.51	2.56

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF and Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser.

The Trustees reviewed information on the performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF, each of its benchmark indexes (DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Excess Return Index”) and DBIQ Optimum Yield Diversified Commodity Index Total Return (the “Total Return Index”)) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year and since-inception (November 7, 2014) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Excess Return Index for the one-year and five-year periods and underperformed it for the three-year and since-inception periods, and that the Fund underperformed the Total Return Index for each period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, three-year and five-year periods, and the Fund ranked in the 2nd quartile of its Lipper peer group for the since-inception period. In considering the performance of the Fund, the Trustees noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.

The Trustees reviewed information on the performance of the Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF, each of its benchmark indexes (S&P GSCI Electric Vehicle Metals Excess Return (the “Excess Return Index”) and S&P GSCI Electric Vehicle Metals Total Return (the “Total Return Index”)) and the Fund’s Lipper peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the since-inception (April 27, 2022) period ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Excess Return Index and underperformed the Total Return Index for the since-inception period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the since-inception period. In considering the performance of the Fund, the Trustees noted that the Fund invests in a wholly-owned subsidiary that is also managed by the Adviser and operates under Cayman Islands law.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee charged to each Fund is 0.59%, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.

33

Approval of Investment Advisory Contracts–(continued)

The Trustees compared the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s net expense ratio was lower than the median net expense ratio of its ETF peer funds, open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that the Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF had no comparable ETF, open-end index or open-end actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees from affiliated money market cash management vehicles. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-13	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	July 6, 2023